Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement Line Items [Line Items]
Tax expense (income)	$ 2,961	$ 4,255
Applicable tax rate	27.00%	27.00%